UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               --------------

Check here if Amendment [X]; Amendment Number:   1
                                               -----
          This Amendment (Check only one.): [_] is a restatement.
                                            [X] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Brandes Investment Partners, L.P.
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Address:  11988 El Camino Real, Suite 500
          -----------------------------------------
          San Diego, CA 92130
          -----------------------------------------

Form 13F File Number:  28- 5620
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ian Rose
          -----------------------------------------
Title:    General Counsel
          -----------------------------------------
Phone:    (858) 755-0239
          -----------------------------------------

Signature, Place, and Date of Signing:

/s/ Ian Rose                     San Diego, CA                 05/15/13
-------------------              -------------                 --------
   [Signature]                   [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1
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Form 13F Information Table Entry Total:  2
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Form 13F Information Table Value Total:  $ 1,260
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                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.  Form 13F File Number     Name
---  --------------------     ---------------------------------------------

4    28-14898                 Brandes Investment Partners & Co.
---  --------------------     ---------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                              AMT                       Voting    Voting    Voting
                             ISSUER                       Value               PRN  Investment  Other   Authority Authority Authority
       ISSUER NAME           DESCRIPTION      CUSIP    (In $1,000s) Quantity  CALL Discretion Managers   Sole     Shared     None
------------------------------------------------------------------------------------------------------------------------------------
UTSTARCOM HOLDINGS CORP      USD ORD SHS      G9310A106   $    710    252,617 SH   SOLE                  250,109               2,508
UTSTARCOM HOLDINGS CORP      USD ORD SHS      G9310A106   $    550    195,774 SH   DEFINED      4        195,774